CAPITAL - Risk-Based Capital(Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Subordinated debt, original issue		$ 120,000
Excess Capital	$ 300,800
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 703,891	$ 648,748
Common Equity Tier One Capital to Risk-Weighted Assets	10.46%	10.28%
Common Equity Tier One Capital Required For Capital Adequacy	$ 344,848	$ 283,866
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.125%	4.50%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 471,012	$ 441,570
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 703,995	$ 648,852
Tier One Risk Based Capital to Risk Weighted Assets	10.46%	10.29%
Tier One Risk Based Capital Required for Capital Adequacy	$ 445,779	$ 378,488
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%	6.00%	4.00%
Capital Conservation Buffer-Fully Phased-In	2.50%
Capital Conservation Buffer-Phased-In Incremental Change	0.625%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 571,943	$ 536,192
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 881,158	$ 822,431
Capital to Risk Weighted Assets	13.10%	13.04%
Capital Required for Capital Adequacy	$ 580,354	$ 504,651
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%	8.00%
Capital [Abstract]
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 706,517	$ 662,355
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 327,605	$ 311,481
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tangible Capital to Tangible Assets	7.96%	7.53%
Tier One Leverage Capital	$ 703,995	$ 648,852
Tier One Leverage Capital to Average Assets	8.60%	8.33%
Tier One Leverage Capital Required for Capital Adequacy	$ 327,605	$ 311,481
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 747,151	$ 647,844
Common Equity Tier One Capital to Risk-Weighted Assets	11.13%	10.30%
Common Equity Tier One Capital Required For Capital Adequacy	$ 344,038	$ 283,080
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.125%	4.50%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 469,906	$ 440,347
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 747,255	$ 647,948
Tier One Risk Based Capital to Risk Weighted Assets	11.13%	10.30%
Tier One Risk Based Capital Required for Capital Adequacy	$ 444,732	$ 377,440
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%	6.00%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized	$ 436,341	$ 408,894
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 570,600	$ 534,707
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 813,433	$ 709,306
Capital to Risk Weighted Assets	12.12%	11.28%
Capital Required for Capital Adequacy	$ 578,991	$ 503,254
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%	8.00%
Capital [Abstract]
Capital Required for Capital Adequacy	$ 537,035	$ 503,254
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 704,859	$ 660,521
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy	$ 671,294	$ 629,067
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	10.00%	10.00%
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 327,436	$ 311,205
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tier One Leverage Capital	$ 747,255	$ 647,948
Tier One Leverage Capital to Average Assets	9.13%	8.33%
Tier One Leverage Capital Required for Capital Adequacy	$ 327,436	$ 311,205
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 409,295	$ 389,006
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%